Document And Entity Information	Aug. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity Registrant Name	AGILYSYS, INC.
Entity Central Index Key	0000078749
Entity Emerging Growth Company	false
Securities Act File Number	000-5734
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-0907152
Entity Address, Address Line One	1000 Windward Concourse
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	770
Local Phone Number	810-7800
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	AGYS
Security Exchange Name	NASDAQ